SEWARD & KISSEL LLP
                              1200 G Street, N.W.
                                   Suite 350
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                  May 14, 2010


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                 Re:  AllianceBernstein Corporate Shares
                      - AllianceBernstein Municipal Income Shares
                      File Nos. 333-112207 and 811-21497
                      -------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the AllianceBernstein Corporate Shares. We are making this filing for the purpose of registering a new portfolio, the AllianceBernstein Municipal Income Shares.

      Please call me at the above-referenced number if you have any questions regarding the attached.

                                           Sincerely,


                                           /s/ Young Seo
                                          --------------
                                               Young Seo



Attachment
cc: Kathleen K. Clarke




SK 00250 0157 1096723